PERMANENT EQUITY AND TEMPORARY EQUITY - Preferred Stock Shares (FY) (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Jan. 30, 2020	Dec. 31, 2019
STOCKHOLDER'S EQUITY
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0		0
Preferred stock shares outstanding	0	0		0